Financial Instruments (Schedule of Exposure Foreign Currency Risk Non-Hedging Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable		Dollar
Currency Linkage Payable Financial Instruments		NIS
Amount Receivable Financial Instruments		$ 3,135
Amount Payable Financial Instruments		$ 9,746
Expiration Date Of Financial Instruments		2022
Fair Value Of Financial Instruments		$ 3
Written Call Options [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable		EURO
Currency Linkage Payable Financial Instruments		NIS
Amount Receivable Financial Instruments		$ 4,929
Amount Payable Financial Instruments		$ 18,571
Expiration Date Of Financial Instruments		2022
Fair Value Of Financial Instruments		$ (1,199)
Put options on foreign currency [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable		Dollar
Currency Linkage Payable Financial Instruments		NIS
Amount Receivable Financial Instruments		$ 17,828
Amount Payable Financial Instruments		$ 67,231
Expiration Date Of Financial Instruments		2022
Fair Value Of Financial Instruments		$ 4
Forward contracts on exchange rates [Member]
Disclosure of fair value measurement of liabilities [line items]
Currency Linkage Receivable	Dollar	Dollar
Currency Linkage Payable Financial Instruments	NIS	NIS
Amount Receivable Financial Instruments	$ 5,566	$ 33,333
Amount Payable Financial Instruments	$ 18,912	$ 109,259
Expiration Date Of Financial Instruments	2023	2022-2023
Fair Value Of Financial Instruments	$ 641	$ (5,014)